UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-021979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund

March 31, 2009

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 69.5%

	Capital Markets – 5.3%

31,388	Bear Stearns Capital Trust III	7.800%	A1	$657,579

11,862	BNY Capital Trust IV, Series E	6.875%	Aa3	252,068

27,520	BNY Capital Trust V, Series F	5.950%	Aa3	537,741

30,979	Deutsche Bank Capital Funding Trust II	6.550%	Aa3	345,416

66,240	Deutsche Bank Capital Funding Trust V	8.050%	Aa3	923,386

82,900	Deutsche Bank Contingent Capital Trust III	7.600%	Aa3	1,076,871
	Total Capital Markets			3,793,061

	Commercial Banks – 43.7%

36,000	ABN AMRO Capital Fund Trust V	5.900%	A1	237,600

117,949	ABN AMRO Capital Trust Fund VII	6.080%	A1	790,258

10,000	Allianz SE	8.375%	A+	168,500

7,000	BAC Capital Trust I	7.000%	Baa3	83,090

10,000	BAC Capital Trust II	7.000%	Baa3	117,500

19,850	BAC Capital Trust VIII	6.000%	Baa3	201,478

2,829	BAC Capital Trust X	6.250%	Baa3	30,101

22,172	BAC Capital Trust XII	6.875%	Baa3	254,756

500	Banco Santander Finance	6.800%	Aa3	6,825

21,600	Banco Santander Finance	6.500%	Aa3	302,184

21,500	Banco Santander Finance	4.000%	Aa3	177,375

8,500	Bank of America Corporation	8.625%	B	88,825

5,800	Bank of America Corporation	8.200%	B	63,568

65,200	Bank of America Corporation	6.625%	B	606,360

20,645	Bank One Capital Trust VI	7.200%	A1	408,565

54,200	Barclays Bank PLC	8.125%	BBB+	721,944

37,841	BB&T Capital Trust V	8.950%	A2	834,394

10,000	Credit Suisse	7.900%	Aa3	170,200

9,350	Fifth Third Capital Trust VI	7.250%	Baa2	90,321

83,545	Fifth Third Capital Trust VII	8.875%	Baa2	956,590

28,401	Fleet Capital Trust VIII	7.200%	Baa3	295,370

5,000	Goldman Sachs Group Inc., Series D	4.000%	A3	58,050

42,179	Goldman Sachs Group Inc.	6.200%	A3	790,856

31,512	HSBC Finance Corporation	6.875%	A	542,006

500	HSBC Finance Corporation	6.000%	A	7,775

46,148	HSBC Holdings PLC	8.125%	A–	923,421

160,625	JP Morgan Chase & Company	8.625%	A2	3,483,955

38,100	JP Morgan Chase Capital Trust XXVI	8.000%	A1	766,572

14,905	JPMorgan Chase Capital Trust X	7.000%	A1	299,143

3,573	JPMorgan Chase Capital Trust XI	5.875%	A1	63,707

4,300	KeyCorp Capital Trust V	5.875%	Baa2	50,310

91,000	KeyCorp Capital Trust X	8.000%	Baa2	1,248,520

830	KeyCorp Capital VIII	7.000%	Baa2	10,583

19,462	M&T Capital Trust IV	8.500%	Baa1	450,935

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

March 31, 2009

Shares	Description (1)	Coupon	Ratings (2)	Value

	Commercial Banks (continued)

12,300	MBNA Corporation, Capital Trust D	8.125%	Baa3	$137,760

25,600	Merrill Lynch Capital Trust II	6.450%	Baa3	232,448

10,000	Merrill Lynch Capital Trust III	7.375%	Baa3	104,800

26,985	Merrill Lynch Capital Trust III	7.000%	Baa3	261,755

1,900	Morgan Stanley Capital Trust V	5.750%	A3	25,517

70,790	Morgan Stanley Capital Trust VI	6.600%	A3	1,096,537

139,906	Morgan Stanley Capital Trust VII	6.600%	A3	2,144,759

3,100	Morgan Stanley Capital Trust VIII	6.450%	A3	45,136

6,700	Morgan Stanley, Series 2006A	4.000%	Baa1	65,325

4,400	National City Capital Trust II	6.625%	Baa1	60,500

23,100	National City Capital Trust IV	8.000%	Baa1	389,235

78,632	PNC Financial Services, Series F	9.875%	Baa2	1,434,248

34,400	Regions Financing Trust III	8.875%	BBB	557,280

7,500	SunTrust Bank Inc.	4.000%	BB+	67,125

41,417	SunTrust Capital Trust IX	7.875%	Baa2	716,514

75,867	U.S. Bancorp.	7.875%	A2	1,434,645

22,481	USB Capital Trust XI	6.600%	A1	444,000

23,883	USB Capital XII	6.300%	A1	432,760

37,475	Wachovia Capital Trust X	7.850%	A	637,075

246,863	Wells Fargo & Company	8.000%	A	3,843,656

15,000	Wells Fargo Capital Trust XII	7.875%	A	281,250

70,180	Wells Fargo Capital Trust XIV	8.625%	A	1,434,479

6,000	Zions Bancorporation	4.000%	B	41,940

12,739	Zions Capital Trust B	8.000%	B	250,704
	Total Commercial Banks			31,441,085

	Diversified Financial Services – 5.6%

18,500	Citigroup Capital Trust VII	7.125%	Baa3	164,095

48,300	Citigroup Capital Trust VIII	6.950%	Baa3	413,931

2,400	Citigroup Capital Trust IX	6.000%	Baa3	18,432

16,595	Citigroup Capital Trust XI	6.000%	Baa3	125,126

8,400	Citigroup Capital X	6.100%	Baa3	62,748

10,000	Citigroup Capital XIV	6.875%	Baa3	79,500

56,600	Citigroup Capital XV	6.500%	Baa3	417,142

100,200	Citigroup Capital XVI	6.450%	Baa3	730,458

34,700	Citigroup Capital XVII	6.350%	Baa3	254,004

38,900	Citigroup Capital XIX	7.250%	Baa3	318,980

61,600	Citigroup Capital XX	7.875%	Baa3	617,848

4,100	Deutsche Bank Capital Funding Trust VIII	6.375%	Aa3	48,544

2,300	General Electric Capital Corporation	6.625%	AA+	49,542

500	General Electric Capital Corporation	6.000%	AA+	9,675

66,551	ING Groep N.V.	8.500%	A3	725,406
	Total Diversified Financial Services			4,035,431

Shares	Description (1)	Coupon	Ratings (2)	Value

	Electric Utilities – 2.5%

11,500	American Electric Power	8.750%	Baa3	$292,790

7,400	DTE Energy Trust I	7.800%	Baa3	177,600

1,000	DTE Energy Trust II	7.500%	Baa3	23,550

21,200	FPL Group Capital Inc.	7.450%	A3	538,480

9,700	FPL Group Capital Inc.	6.600%	A3	232,606

11,534	National Rural Utilities Cooperative Finance Corporation	6.750%	A3	243,829

13,300	Xcel Energy Inc.	7.600%	Baa2	308,693
	Total Electric Utilities			1,817,548

	Insurance – 1.7%

6,600	Aegon N.V., Series 1	4.000%	Baa1	37,158

2,400	Aegon N.V.	6.500%	Baa1	16,320

11,600	Aegon N.V.	7.250%	Baa1	99,180

11,800	Financial Security Assurance Holdings	6.250%	A+	105,020

20,393	Lincoln National Capital VI, Series F	6.750%	BBB	228,809

2,100	MetLife Inc., Series B	6.500%	Baa1	30,807

1,200	PLC Capital Trust III	7.500%	BBB	12,120

2,000	PLC Capital Trust IV	7.250%	BBB	17,640

12,200	Protective Life Corporation	7.250%	BBB–	115,290

35,099	Prudential Financial Inc.	9.000%	BBB+	589,663
	Total Insurance			1,252,007

	Real Estate Investment Trust – 3.4%

17,996	Duke Realty Corpoation, Series O	8.375%	Baa3	204,794

13,061	Harris Preferred Capital Corporation, Series A	7.375%	A1	185,466

10,300	Kimco Realty Corporation, Series G	7.750%	Baa2	140,595

5,900	Prologis Trust, Series G	6.750%	Baa3	46,079

5,000	PS Business Parks, Inc.	7.000%	Baa3	80,050

48,080	Public Storage, Inc., Series K	7.250%	Baa1	924,578

41,864	Public Storage, Inc., Series M	6.625%	Baa1	736,388

8,930	Vornado Realty Trust, Series H	6.750%	BBB–	127,699
	Total Real Estate Investment Trust			2,445,649

	Thrifts & Mortgage Finance – 7.2%

358,800	Countrywide Capital Trust III	7.000%	Baa3	3,401,423

160,767	Countrywide Capital Trust IV	6.750%	Baa3	1,536,933

12,900	Sovereign Capital Trust V	7.750%	BBB+	204,723
	Total Thrifts & Mortgage Finance			5,143,079

	U.S. Agency – 0.1%

7,000	Federal Home Loan Mortgage Corporation (3)	6.420%	Ca	5,600

45,000	Federal Home Loan Mortgage Corporation (3)	8.375%	Ca	20,700

45,000	Federal National Mortgage Association (3)	8.250%	Ca	31,500

60,000	Federal National Mortgage Association (3)	8.250%	Ca	42,600
	Total U.S. Agency			100,400

	Total $25 Par (or similar) Preferred Securities (cost $63,195,531)			50,028,260

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

March 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (4)	Ratings (2)	Value

	TAXABLE MUNICIPAL BONDS – 5.2%

	California – 0.9%

$485	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008B, 11.000%, 10/01/14	No Opt. Call	N/R	$476,692

200	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 9.125%, 6/01/13, 144A	No Opt. Call	N/R	194,960
685	Total California			671,652
	Florida – 0.8%

200	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46, Series 2007B, 8.250%, 8/01/21	8/14 at 100.00	N/R	181,348

500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007B, 7.804%, 10/01/20, 144A	No Opt. Call	BBB	390,270
700	Total Florida			571,618
	Idaho – 0.2%

170	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008B, 7.500%, 6/01/12	No Opt. Call	BBB	167,737
	Louisiana – 0.7%

195	Carter Plantation Land Louisiana, Revenue Bonds, 9.000%, 7/01/17, 144A	6/09 at 100.00	N/R	110,070

440	Louisiana Local Government Environmental Facilities and Community Development Authority, Federal Taxable Solid Waste Revenue Bonds, CWI White Oaks Landfill, Series 2007B, 9.750%, 3/01/22	3/10 at 102.00	N/R	350,816
635	Total Louisiana			460,886
	New York – 0.4%

260	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-2, 7.500%, 7/01/09	No Opt. Call	N/R	259,540
	Tennessee – 0.3%

250	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.000%, 9/01/12	No Opt. Call	BBB+	225,013
	Texas – 1.0%

600	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008B, 10.000%, 8/15/18	No Opt. Call	BB+	559,200

175	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12	8/11 at 100.00	N/R	170,172
775	Total Texas			729,372
	Washington – 0.9%

745	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber Fuels Inc., Series 2007H, 10.000%, 12/01/11	No Opt. Call	N/R	660,256
$4,220	Total Taxable Municipal Bonds (cost $4,199,618)			3,746,074

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 1.0%

	Insurance – 1.0%

$700	QBE Insurance Group Limited, 144A	9.750%	3/14/14	A–	$700,382
$700	Total Corporate Bonds (cost $575,120)				700,382

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CAPITAL PREFERRED SECURITIES – 22.8%

	Capital Markets – 1.8%

1,500	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Baa3	$195,101

500	MUFG Capital Finance	6.346%	7/25/16	A2	335,440

1,000	State Street Capital Trust	8.250%	9/15/58	A2	592,600

500	UBS Perferred Funding Trust I	8.622%	10/01/51	A1	200,715
	Total Capital Markets				1,323,856

	Commercial Banks – 12.5%

500	Bank of America Corporation	8.000%	1/30/18	B	200,465

200	BBVA International Unipersonal	5.919%	4/18/58	Aa3	70,081

1,000	BNP Paribas, 144A	7.195%	12/25/57	Aa3	512,350

500	BOI Capital Funding 2, 144A	5.571%	8/01/56	B1	40,061

1,000	Credit Agricole, S.A., 144A	6.637%	5/29/49	Aa3	300,680

500	Credit Suisse	5.860%	11/15/57	Aa3	185,520

500	Goldman Sachs Group, Inc.	6.345%	2/15/34	A2	295,851

4,500	JP Morgan Chase & Company	7.900%	4/30/49	A2	2,897,779

200	Lloyd’s Banking Group PLC, 144A	6.657%	5/21/49	Baa2	42,034

400	Lloyd’s Banking Group PLC, 144A	6.267%	11/14/49	Baa2	86,074

2,500	PNC Preferred Funding Trust III, 144A	8.700%	3/15/58	Baa2	1,126,483

500	Royal Bank of Scotland Group PLC, 144A	6.990%	10/05/49	Ba2	220,268

500	Societe Generale, 144A	5.922%	4/05/57	A1	230,294

500	Wachovia Capital Trust III	5.800%	3/15/42	A	180,061

5,500	Wells Fargo Capital Trust XIII	7.700%	9/26/58	A	2,621,569
	Total Commercial Banks				9,009,570

	Consumer Finance – 0.2%

300	Mizuho Capital Investment I Limited, 144A	6.686%	3/30/49	Baa1	180,464
	Diversified Financial Services – 1.9%

1,100	Assured Guaranty US Holdings, Series A	6.400%	12/15/66	A–	165,473

1,000	CIT Group Inc.	6.100%	3/15/67	B+	240,956

2,000	General Electric Capital Corporation	6.375%	11/15/67	Aa3	972,452
	Total Diversified Financial Services				1,378,881

	Electric Utilities – 0.3%

300	Dominion Resources Inc.	7.500%	6/30/66	BBB	186,226
	Insurance – 5.2%

1,000	Allstate Corporation	6.500%	5/15/57	Baa1	545,000

400	AXA SA, 144A	6.379%	6/14/57	Baa1	146,572

750	Genworth Financial Inc.	6.150%	11/15/66	Ba1	97,857

1,000	Hartford Financial Services Group Inc.	8.125%	6/15/68	BB+	320,670

1,000	Liberty Mutual Group Inc., 144A	10.750%	6/15/58	Baa3	490,565

400	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	152,518

1,000	Lincoln National Corporation	7.000%	5/17/66	BBB	227,060

500	MetLife Capital Trust IV, 144A	7.875%	12/15/67	Baa1	265,453

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

March 31, 2009

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

1,000	Prudential Financial Inc.	8.875%	6/15/68	BBB+	$475,547

500	Symetra Financial Corporation, 144A	8.300%	10/15/37	BB+	162,653

2,050	ZFS Finance USA Trust V, 144A	6.500%	5/09/67	BBB+	841,496
	Total Insurance				3,725,391

	Oil, Gas & Consumable Fuels – 0.2%

200	Enterprise Products Operating LP	7.034%	1/15/68	Ba1	125,176
	Real Estate – 0.3%

500	USB Realty Corporation, 144A (5)	6.091%	4/15/49	A2	190,111
	Road & Rail – 0.4%

400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB–	290,652
	Total Capital Preferred Securities (cost $26,111,487)				16,410,327

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.3%

$944	Repurchase Agreement with State Street Bank, dated 3/31/09, repurchase price $943,896, collateralized by $956,000 U.S. Treasury Bills, 0.000%, due 8/27/09, value $963,842	0.100%	4/01/09	$943,893
$944	Total Short-Term Investments (cost $943,893)			943,893
	Total Investments (cost $95,025,649) – 99.8%			71,828,936

	Other Assets Less Liabilities – 0.2%			160,722

	Net Assets – 100%			$71,989,658

Investments in Derivatives

Futures Contracts Outstanding at March 31, 2009:

Type	Contract Position	Number of Contracts	Contract Expiration	Value at March 31, 2009	Unrealized Appreciation (Depreciation)
U.S. Treasury Bonds	Long	5	6/09	$648,516	$16,792

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$50,972,153	$20,856,783	$—	$71,828,936
Derivatives*	16,792	—	—	16,792
Total	$50,988,945	$20,856,783	$—	$71,845,728
*	Represents net unrealized appreciation (depreciation). Derivatives may include outstanding futures, forward and swap contracts.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance at beginning of period	$700,000
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(3,921)
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	4,303
Net transfers in to (out of) at end of period fair value	(700,382)
Balance at end of period	$—

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities”. This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Fair Value	Location	Fair Value
Interest Rate	Futures	Receivable for variation margin on futures contracts*	$16,792	—	$—
*	Represents cumulative appreciation(depreciation) of futures contracts as reported in the Portfolio of Investments and not the current day’s variation margin presented in the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments was $95,529,153.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$604,212
Depreciation	(24,304,429)
Net unrealized appreciation (depreciation) of investments	$(23,700,217)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Non-income producing security; denotes that the issuer has defaulted on the payment of dividends or has filed for bankruptcy.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	Non-income producing.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2009